9 ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Legal fee payable	$ 386,497	$ 338,946
Advances from customers	0	44,841
Tax payable	388,044	320,247
Audit fee payable	47,900	21,500
Other liabilities	145,524	310,784
Travelling & conveyance payable	16,358	1,010
Salaries & wages payable	8,044	0
Bonus payable	62,060	0
Consultancy fee payable	25,000	50,000
401 K payable	0	3,486
Total	$ 1,079,427	$ 1,093,814